Accounts Receivables (Details) - Schedule of prepayments and other assets - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other current assets
Prepayment for equipment	¥ 22,322	¥ 70,031
Others	12,260	9,104
Total	¥ 34,582	¥ 79,135